INCOME TAX - NOLs (Details) - Dec. 31, 2017 - Netherlands ₽ in Millions, $ in Millions	USD ($)	RUB (₽)
Operating loss carryforwards
Net operating loss carryforwards	$ 31.7	₽ 1,825
Benefit related to NOLs to be recorded in additional paid-in capital if and when realized	$ 3.6	₽ 210